Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Financial Instruments That Are Measured At Fair Value On ARecurring Basis Abstract
Fair value as of Beginning balance	$ 1,937,250	$ 2,798,250
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021			7,980,000
Initial measurement of over-allotment warrants			1,071,000
Transfer of Public Warrants to Level 1 measurement			(5,175,000)
Change in fair value	358,750	(861,000)	(1,077,750)
Fair value as of Ending balance	$ 2,296,000	$ 1,937,250	$ 2,798,250